Changes in accounting policies	12 Months Ended
Dec. 31, 2019
Changes in accounting policies [Abstract]
Changes in accounting policies
3	Changes in accounting policies

3.1  New Standards adopted as of January 1, 2019
Grupo TMM has adopted the new accounting pronouncements that are effective this year, and are as follows:

IFRS 16 ‘Leases’
IFRS 16 ‘Leases’ replaces IAS 17’ Leases’, together with three Interpretations (IFRIC 4 ‘Determination of whether an Agreement contains a Lease’, SIC 15 ‘Operating Leases-Incentives’ and SIC 27’ Evaluation of the Essence of Transactions Adopting the Legal Form of a Lease ‘).

The adoption of this new Standard has resulted in the Company recognizing a right-of-use asset and the related lease liability in connection with all former operating leases, except those identified as low value or with a remaining lease term of less than 12 months from the date of initial application.

The Company adopted this new Standard using the modified retrospective approach, as well as the alternative option of valuing the right-of-use asset in an amount equal to the lease liability as of January 1, 2019, the date of adoption. Pursuant to the foregoing, no effect was required to be recognized for adopting this standard in the opening balance of accumulated losses. Finally, prior periods were not required to be restated.

On transition, for leases previously accounted for as operating leases with a remaining lease term of less than 12 months and for leases of low-value assets Grupo TMM has applied the optional exemptions to not recognize right-of-use assets but to account for the lease expense on a straight-line basis over the remaining lease term.

On transition to IFRS 16 the weighted average incremental borrowing rate applied to lease liabilities recognized under IFRS 16 was 11.1%.

The following is a reconciliation of the financial statement line items from IAS 17 to IFRS 16 at 1 January 2019:

	Carrying amount at 31 December 2018	Remeasurement	IFRS 16 carrying amount at 1 January 2019
Right-of-use assets	$-	$667,230	$667,230
Short-term leases liabilities	-	(62,895)	(62,895)
Long-term lease liabilities	-	(604,335)	(604,335)
	$-	$-	$-

The following is a reconciliation of total operating lease commitments at December 31, 2018 (as disclosed in the consolidated financial statements as of 31 December 2018) to the lease liabilities recognized at 1 January 2019:

Total operating lease commitments disclosed at December 31, 2018	$933,885
Leases identified in the assessment under IFRS 16	175,324
1,109,209
Recognition exemption:
Leases with a remaining term of less than 12 months	(12,297)
Operating lease liabilities before discounting	1,096,912
Discounted using incremental borrowing rate	(429,682)
Finance lease obligations	667,230
Total lease liabilities recognized under IFRS 16 at January 1, 2019	$667,230

Other Standards and amendments that are effective for the first time in 2019 (for entities with a 31 December 2019 year-end) and are applicable to the Company are:

•	IFRIC 23 Uncertainty over Income Tax Treatments
•	IFRS 9 Prepayment Features with Negative Compensation (Amendments to IFRS 9)
•	IAS 28 Long-term Interests in Associates and Joint Ventures (Amendments to IAS 28)
•	Annual Improvements to IFRS 2015-2017 Cycle
•	Plan Amendment, Curtailment or Settlement (Amendments to IAS 19)

These amendments do not have a significant impact on these financial statements and therefore the disclosures have not been made.

3.2. Standards, amendments and Interpretations to existing Standards that are not yet effective and have not been adopted early by the Company
At the date of authorization of these consolidated financial statements, several new, but not yet effective Standards, amendments to existing Standards, and Interpretations have been published by the IASB, none of which have been adopted in advance by Grupo TMM.

At the date of authorization of these consolidated financial statements, other new standards and amendments that are not yet effective and have not been adopted early by the Company include:

•	IFRS 17 Insurance Contracts
•	Definition of a Business (Amendments to IFRS 3)
•	Definition of Material (Amendments to IAS 1 and IAS 8)
•	Conceptual Framework for Financial Reporting

These amendments are not expected to have a significant impact on the financial statements in the period of initial application and therefore the disclosures have not been made.

Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New Standards, amendments and Interpretations not adopted in the current year have been disclosed as they are not expected to have a material impact on the Company’s consolidated financial statements.